FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA            May 14, 2008
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 282,336 (thousands)

List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2008


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MED SYS INC             COM     045235108       10733       1759433  SH          SOLE                   1759433
BEACON ROOFING SUPPLY INC      COM     073685109       21128       2112800  SH          SOLE                   2112800
CARMAX INC                     COM     143130102       29153       1501184  SH          SOLE                   1501184
CITI TRENDS INC                COM     17306X102       11070        600000  SH          SOLE                    600000
COSI INC                       COM     22122P101       12496       4353952  SH          SOLE                   4353952
ECLIPSYS CORP                  COM     278856109       27464       1400490  SH          SOLE                   1400490
ESPEED INC                     CL A    296643109       49600       4253891  SH          SOLE                   4253891
FIRST ADVANTAGE CORP           CL A    31845F100       14345        676980  SH          SOLE                    676980
GENTEX CORP                    COM     371901109       31654       1845700  SH          SOLE                   1845700
HOUSTON WIRE & CABLE CO        COM     44244K109        2911        181724  SH          SOLE                    181724
ION GEOPHYSICAL CORP           COM     462044108       24302       1761035  SH          SOLE                   1761035
J2 GLOBAL COMMUNICATIONS INC   COM     46626E205        2165         96996  SH          SOLE                     96996
NIC INC                        COM     62914B100       15902       2236568  SH          SOLE                   2236568
RADISYS CORP                   COM     750459109       21020       2083271  SH          SOLE                   2083271
SELECT COMFORT CORP            COM     81616X103        1440        400000  SH          SOLE                    400000
TD AMERITRADE HLDG CORP        COM     87236Y108        6953        421114  SH          SOLE                    421114